Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Equity-Income Portfolio℠
March 31, 2026
VIPEI-NPRT1-0526
1.799856.122
Common Stocks - 97.0%
	Shares	Value ($)
CANADA - 3.4%
Consumer Discretionary - 0.6%
Hotels, Restaurants & Leisure - 0.6%
Restaurant Brands International Inc	596,467	44,137,958
Consumer Staples - 1.0%
Consumer Staples Distribution & Retail - 1.0%
Alimentation Couche-Tard Inc	504,840	28,615,221
Metro Inc/CN	531,060	36,335,483
TOTAL CONSUMER STAPLES		64,950,704
Energy - 1.8%
Oil, Gas & Consumable Fuels - 1.8%
Canadian Natural Resources Ltd (a)	993,900	48,483,972
Imperial Oil Ltd	555,287	72,732,977
TOTAL ENERGY		121,216,949
TOTAL CANADA		230,305,611
FRANCE - 0.3%
Energy - 0.3%
Energy Equipment & Services - 0.3%
Vallourec SACA	921,200	23,318,913
GERMANY - 0.3%
Industrials - 0.3%
Industrial Conglomerates - 0.3%
Siemens AG	79,055	19,260,493
ITALY - 0.5%
Industrials - 0.5%
Electrical Equipment - 0.5%
Prysmian SpA	294,492	34,776,880
JAPAN - 0.5%
Industrials - 0.5%
Industrial Conglomerates - 0.5%
Hitachi Ltd	1,129,904	33,146,288
KOREA (SOUTH) - 1.5%
Information Technology - 1.5%
Technology Hardware, Storage & Peripherals - 1.5%
Samsung Electronics Co Ltd	854,222	101,722,087
NETHERLANDS - 0.7%
Information Technology - 0.7%
Semiconductors & Semiconductor Equipment - 0.7%
NXP Semiconductors NV	258,186	50,826,496
TAIWAN - 1.7%
Information Technology - 1.7%
Semiconductors & Semiconductor Equipment - 1.7%
Taiwan Semiconductor Manufacturing Co Ltd ADR	351,978	118,950,965
UNITED KINGDOM - 2.3%
Consumer Staples - 0.5%
Personal Care Products - 0.3%
Unilever PLC	336,076	18,450,368
Tobacco - 0.2%
Imperial Brands PLC	322,898	13,092,808
TOTAL CONSUMER STAPLES		31,543,176
Health Care - 1.1%
Pharmaceuticals - 1.1%
Astrazeneca PLC	399,436	78,105,714
Industrials - 0.7%
Aerospace & Defense - 0.7%
Rolls-Royce Holdings PLC	3,023,650	45,936,575
TOTAL UNITED KINGDOM		155,585,465
UNITED STATES - 85.8%
Communication Services - 7.6%
Diversified Telecommunication Services - 2.1%
AT&T Inc	1,726,070	50,038,769
Comcast Corp Class A	1,318,440	37,852,412
Verizon Communications Inc	1,149,260	57,692,853
		145,584,034
Entertainment - 1.0%
Walt Disney Co/The	694,584	66,944,006
Interactive Media & Services - 3.5%
Alphabet Inc Class A	756,368	217,501,182
Meta Platforms Inc Class A	39,297	22,482,993
		239,984,175
Wireless Telecommunication Services - 1.0%
T-Mobile US Inc	315,193	66,199,985
TOTAL COMMUNICATION SERVICES		518,712,200
Consumer Discretionary - 7.1%
Broadline Retail - 0.9%
Amazon.com Inc (b)	301,485	62,790,281
Diversified Consumer Services - 0.2%
H&R Block Inc	481,800	15,292,332
Hotels, Restaurants & Leisure - 1.5%
McDonald's Corp	246,208	76,518,984
Starbucks Corp	289,347	25,922,598
		102,441,582
Specialty Retail - 3.3%
Burlington Stores Inc (b)	124,778	40,600,266
Dick's Sporting Goods Inc	165,134	32,744,421
Lowe's Cos Inc	313,600	74,097,408
TJX Cos Inc/The	490,662	78,358,721
		225,800,816
Textiles, Apparel & Luxury Goods - 1.2%
Columbia Sportswear Co (a)	47,100	2,581,551
NIKE Inc Class B	302,400	15,972,768
Tapestry Inc	429,131	60,554,675
		79,108,994
TOTAL CONSUMER DISCRETIONARY		485,434,005
Consumer Staples - 7.7%
Beverages - 1.7%
Coca-Cola Co/The	1,020,385	77,600,279
Keurig Dr Pepper Inc	1,588,841	41,834,184
		119,434,463
Consumer Staples Distribution & Retail - 3.5%
Albertsons Cos Inc Class A	554,268	9,444,727
BJ's Wholesale Club Holdings Inc (b)	401,558	39,521,338
Costco Wholesale Corp	7,700	7,672,511
Target Corp	450,333	54,580,360
Walmart Inc	1,016,560	126,338,077
		237,557,013
Food Products - 0.5%
JM Smucker Co	145,600	14,041,664
Mondelez International Inc	404,771	23,331,000
		37,372,664
Household Products - 1.7%
Clorox Co/The	84,000	8,704,920
Procter & Gamble Co/The	726,244	104,898,683
		113,603,603
Personal Care Products - 0.3%
Kenvue Inc	1,092,091	18,827,649
TOTAL CONSUMER STAPLES		526,795,392
Energy - 6.3%
Oil, Gas & Consumable Fuels - 6.3%
Chevron Corp	129,031	26,696,514
Enterprise Products Partners LP	952,568	36,045,173
Exxon Mobil Corp	1,532,611	260,022,782
Phillips 66	117,904	21,479,750
Shell PLC	1,359,432	62,962,151
Valero Energy Corp	104,734	25,877,677
TOTAL ENERGY		433,084,047
Financials - 18.5%
Banks - 10.4%
Bank of America Corp	2,430,109	118,467,814
Huntington Bancshares Inc/OH	2,898,370	45,359,491
JPMorgan Chase & Co	740,834	217,923,729
M&T Bank Corp	306,167	63,290,842
PNC Financial Services Group Inc/The	416,810	86,733,993
US Bancorp	998,900	51,952,789
Wells Fargo & Co	1,572,555	125,191,104
		708,919,762
Capital Markets - 1.6%
Blackrock Inc	48,221	46,374,618
Charles Schwab Corp/The	637,200	59,884,056
		106,258,674
Consumer Finance - 0.6%
Capital One Financial Corp	241,254	44,011,967
Financial Services - 0.8%
Apollo Global Management Inc	238,000	26,517,960
Visa Inc Class A	91,570	27,676,117
		54,194,077
Insurance - 5.1%
American Financial Group Inc/OH	327,555	41,832,049
Chubb Ltd	339,982	110,810,334
Hartford Insurance Group Inc/The	524,644	70,947,608
Marsh & McLennan Cos Inc	288,800	50,092,360
Travelers Companies Inc/The	253,240	73,865,043
		347,547,394
TOTAL FINANCIALS		1,260,931,874
Health Care - 11.5%
Biotechnology - 3.6%
AbbVie Inc	552,721	120,211,290
Gilead Sciences Inc	903,885	125,974,453
		246,185,743
Health Care Providers & Services - 1.3%
Cigna Group/The	93,176	24,854,698
UnitedHealth Group Inc	230,555	62,385,877
		87,240,575
Life Sciences Tools & Services - 0.7%
Danaher Corp	274,429	52,031,738
Pharmaceuticals - 5.9%
Eli Lilly & Co	51,858	47,697,433
GSK PLC	1,884,422	51,907,305
Johnson & Johnson	628,758	153,693,606
Merck & Co Inc	948,450	114,089,051
Royalty Pharma PLC Class A	700,898	33,622,077
		401,009,472
TOTAL HEALTH CARE		786,467,528
Industrials - 10.1%
Aerospace & Defense - 3.2%
GE Aerospace	229,682	65,176,862
General Dynamics Corp	147,500	50,624,950
Huntington Ingalls Industries Inc	128,100	48,665,190
Northrop Grumman Corp	81,501	55,603,242
		220,070,244
Air Freight & Logistics - 0.4%
United Parcel Service Inc Class B	259,700	25,549,286
Building Products - 0.9%
Johnson Controls International plc	485,200	63,536,940
Commercial Services & Supplies - 0.4%
GFL Environmental Inc Subordinate Voting Shares	312,900	13,052,683
Veralto Corp	146,222	12,928,949
		25,981,632
Electrical Equipment - 1.6%
AMETEK Inc	211,222	45,277,548
GE Vernova Inc	72,729	63,485,144
		108,762,692
Ground Transportation - 0.9%
Norfolk Southern Corp	210,900	60,528,300
Machinery - 2.0%
Crane Co	235,892	40,337,532
ITT Inc	518,242	98,740,648
		139,078,180
Professional Services - 0.2%
KBR Inc	285,927	10,539,269
Trading Companies & Distributors - 0.5%
Watsco Inc (a)	95,858	34,872,182
TOTAL INDUSTRIALS		688,918,725
Information Technology - 6.2%
Communications Equipment - 1.3%
Cisco Systems Inc	1,104,050	85,663,240
Electronic Equipment, Instruments & Components - 0.2%
Crane NXT Co	346,500	14,064,434
IT Services - 1.8%
Accenture PLC Class A	166,900	33,094,601
Amdocs Ltd	409,833	26,745,702
IBM Corporation	256,500	62,173,035
		122,013,338
Semiconductors & Semiconductor Equipment - 1.1%
Analog Devices Inc	163,500	52,015,890
Broadcom Inc	71,336	22,079,205
		74,095,095
Software - 1.4%
Gen Digital Inc	582,581	10,970,000
Microsoft Corp	227,850	84,343,235
		95,313,235
Technology Hardware, Storage & Peripherals - 0.4%
Apple Inc	115,029	29,193,210
TOTAL INFORMATION TECHNOLOGY		420,342,552
Materials - 3.0%
Chemicals - 2.1%
Linde PLC	289,589	143,566,643
Containers & Packaging - 0.9%
Ball Corp	562,700	33,261,197
Crown Holdings Inc	297,049	29,779,162
		63,040,359
TOTAL MATERIALS		206,607,002
Real Estate - 1.9%
Specialized REITs - 1.9%
American Tower Corp	149,973	25,882,340
Lamar Advertising Co Class A	440,508	55,794,744
Public Storage	170,309	46,133,302
TOTAL REAL ESTATE		127,810,386
Utilities - 5.9%
Electric Utilities - 4.0%
Constellation Energy Corp	170,249	47,542,033
Exelon Corp	487,449	23,894,750
FirstEnergy Corp	395,300	20,025,898
NextEra Energy Inc	998,568	92,746,997
NRG Energy Inc	60,600	8,856,084
PG&E Corp	1,346,700	23,661,519
Southern Co/The	574,700	55,470,044
		272,197,325
Gas Utilities - 0.1%
Southwest Gas Holdings Inc	164,700	14,312,430
Independent Power and Renewable Electricity Producers - 0.6%
Vistra Corp	262,001	39,386,610
Multi-Utilities - 1.2%
Ameren Corp	228,758	25,145,079
CenterPoint Energy Inc	625,168	26,982,251
WEC Energy Group Inc	229,025	26,514,224
		78,641,554
TOTAL UTILITIES		404,537,919
TOTAL UNITED STATES		5,859,641,630
TOTAL COMMON STOCKS (Cost $3,613,415,302)		6,627,534,828

Money Market Funds - 4.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	3.69	202,100,610	202,141,030
Fidelity Securities Lending Cash Central Fund (c)(d)	3.69	87,097,541	87,106,251
TOTAL MONEY MARKET FUNDS (Cost $289,247,281)			289,247,281

TOTAL INVESTMENT IN SECURITIES - 101.2% (Cost $3,902,662,583)	6,916,782,109
NET OTHER ASSETS (LIABILITIES) - (1.2)%	(83,013,293)
NET ASSETS - 100.0%	6,833,768,816

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $284,714.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	154,025,934	202,587,388	154,472,292	1,731,417	(1,451)	1,451	202,141,030	202,100,610	0.3%
Fidelity Securities Lending Cash Central Fund	2,385,250	303,735,281	219,014,280	34,984	-	-	87,106,251	87,097,541	0.2%
Total	156,411,184	506,322,669	373,486,572	1,766,401	(1,451)	1,451	289,247,281

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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